Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE BALANCED FUND

Supplement dated July 18, 2008, to the Statement of Additional Information dated February 1, 2008, as supplemented on April 1, 2008.

Balanced Fund

On June 30, 2008, shareholders of the Balanced Fund approved the reorganization of the Balanced Fund into the Asset Allocation Fund, which is expected to occur at the close of business on July 18, 2008. As a result, all references to the Balanced Fund are hereby deleted.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CORPORATE BOND FUND

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE INCOME PLUS FUND

WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND

WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND

Supplement dated July 18, 2008, to the Statement of Additional Information dated June 20, 2008.

Income Plus Fund

Effective immediately, Michael J. Bray, CFA, D. James Newton II, CFA, CPA, and Janet S. Rilling, CFA, CPA, all of Wells Capital Management, are added as co-Portfolio Managers to the Income Plus Fund. As of June 30, 2008, these Portfolio Managers do not beneficially own any equity securities of the Income Plus Fund; however, at the close of business on July 18, 2008, the Corporate Bond Fund equity securities owned by the Portfolios Managers will be merged into the Income Plus Fund. Information about Mr. Bray, Mr. Newton, and Ms. Rilling, including their beneficial ownership of the Corporate Bond Fund is included in this Statement of Additional Information.

Corporate Bond Fund, High Yield Bond Fund, Intermediate Government Income Fund and Ultra-Short Duration Bond Fund

On June 30, 2008, shareholders of the Corporate Bond Fund approved the reorganization of the Corporate Bond Fund into the Income Plus Fund, shareholders of the High Yield Bond Fund approved the reorganization of the High Yield Bond Fund into the High Income Fund, and shareholders of the Intermediate Government Income Fund approved the reorganization of the Intermediate Government Income Fund into the Government Securities Fund. Additionally, at its November 7, 2007 meeting, the Board of Trustees of Wells Fargo Funds Trust approved the reorganization of the Ultra-Short Duration Bond Fund into the Ultra Short-Term Income Fund. Unlike the High Yield Bond Fund and Intermediate Government Income Fund reorganizations, the Ultra-Short Duration Bond Fund reorganization does not require shareholder approval. These reorganizations are expected to occur at the close of business on July 18, 2008. As a result, except as noted herein, all references to the Corporate Bond Fund, High Yield Bond Fund, Intermediate Government Income Fund, and Ultra-Short Duration Bond Fund are hereby deleted.

In addition, the following paragraph is added under the section “Additional Purchase and Redemption Information” beginning on page 51.

Waiver of CDSC for Former Ultra-Short Duration Bond Fund Class B Shareholders. Former Class B shareholders of the Ultra-Short Duration Bond Fund who received Class A shares of the Ultra Short-Term Income Fund in exchange for their Class B shares as part of the reorganization of the Ultra-Short Duration Bond Fund into the Ultra Short-Term Income Fund at the close of business on July 18, 2008 were thereupon no longer subject to their then existing Class B CDSC schedules.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE OVERSEAS FUND

Supplement dated July 18, 2008, to the Statement of Additional Information dated April 1, 2008.

Overseas Fund

On June 30, 2008, shareholders of the Overseas Fund approved the reorganization of the Overseas Fund into the International Equity Fund, which is expected to occur at the close of business on July 18, 2008. As a result, all references to the Overseas Fund are hereby deleted.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUNDSM

WELLS FARGO ADVANTAGE EQUITY INDEX FUND

WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE VALUE FUND

Supplement dated July 18, 2008, to the Statement of Additional Information dated June 20, 2008.

Large Company Core Fund and Growth and Income Fund

At its November 7, 2007, meeting, the Board of Trustees of Wells Fargo Funds Trust approved the reorganization of the Large Company Core Fund (“Large Company Core - Target Fund”) into the Growth and Income Fund. This reorganization does not require shareholder approval. Immediately after the closing of the reorganization, which is expected to occur at the close of business on July 18, 2008, the Growth and Income Fund will be renamed the Large Company Core Fund and all references to the Large Company Core – Target Fund are hereby deleted.

Endeavor Large Cap Fund, Equity Index Fund, andValue Fund

On June 30, 2008, shareholders of the Value Fund approved the reorganization of the Value Fund into the Wells Fargo Advantage C&B Large Cap Value Fund. Additionally, at its November 7, 2007, meeting, the Board of Trustees of Wells Fargo Funds Trust approved the reorganization of the Endeavor Large Cap Fund into the Capital Growth Fund, and the reorganization of the Equity Index Fund into the Wells Fargo Advantage Index Fund. Unlike the Value Fund reorganization, the Endeavor Large Cap Fund and Equity Index Fund reorganizations do not require shareholder approval. Each of these reorganizations is expected to occur at the close of business on July 18, 2008. As a result, all references to the Endeavor Large Cap Fund, Equity Index Fund, and Value Fund are hereby deleted, as except as noted below.

In addition, the following paragraph is added under the section “Additional Purchase and Redemption Information” beginning on page 37.

Waiver of CDSC for Former Endeavor Large Cap Fund Class B Shareholders. Former Class B shareholders of the Endeavor Large Cap Fund who received Class A shares of the Capital Growth Fund in exchange for their Class B shares as part of the reorganization of the Endeavor Large Cap Fund into the Capital Growth Fund at the close of business on July 18, 2008 were thereupon no longer subject to their then existing Class B CDSC schedules.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND

Supplement dated July 18, 2008, to the Statement of Additional Information dated June 20, 2008.

Minnesota Tax-Free Fund

On or about the close of business on July 18, 2008, the Class Z shares of the Minnesota Tax-Free Fund converted into Administrator Class shares of the Minnesota Tax-Free Fund. As a result, except as described below, all references to Class Z shares of the Minnesota Tax-Free Fund are hereby deleted.

The following paragraph is added under the section “Additional Purchase and Redemption Information” beginning on page 51.

Waiver of Minimum Initial and Additional Investment Amounts Applicable to Administrator Class Shares of the Minnesota Tax-Free Fund for Former Holders of Class Z Shares. Former Class Z shareholders of the Minnesota Tax-Free Fund who received Administrator Class shares of the Minnesota Tax-Free Fund upon the conversion of Class Z shares into Administrator Class shares at the close of business on July 18, 2008 (the “Conversion Time”) are eligible to purchase Administrator Class shares of the Minnesota Tax-Free Fund without meeting the minimum initial and additional investment amounts applicable to purchases of Administrator Class shares. Such shareholders wishing to purchase Administrator Class shares of the Minnesota Tax-Free Fund in an amount less than the applicable minimum investment must request the selling agent or shareholder servicing agent for the waiver, identifying themselves at the time of purchase as former Class Z shareholders of the Minnesota Tax-Free Fund at the Conversion Time eligible for the waiver, and provide appropriate proof of eligibility.

National Limited-Term Tax-Free Fund andNational Tax-Free Fund

On June 30, 2008, shareholders of the National Limited-Term Tax-Free Fund approved the reorganization of the National Limited-Term Tax-Free Fund into the Short-Term Municipal Bond Fund and shareholders of the National Tax-Free Fund approved the reorganization of the National Tax-Free Fund into the Municipal Bond Fund. The reorganizations are expected to occur at the close of business on July 18, 2008. As a result, all references to the National Limited-Term Tax-Free Fund (except as described below) and the National Tax-Free Fund are hereby deleted.

In addition, the following paragraph is added under the section “Additional Purchase and Redemption Information” beginning on page 51.

Waiver of CDSC for Former National Limited-Term Tax-Free Fund Class B Shareholders. Former Class B shareholders of the National Limited-Term Tax-Free Fund who received Class A shares of the Short-Term Municipal Bond Fund in exchange for their Class B shares as part of the reorganization of the National Limited-Term Tax-Free Fund into the Short-Term Municipal Bond Fund at the close of business on July 18, 2008 were thereupon no longer subject to their then existing Class B CDSC schedules.